Note 33 - Net Income (Loss) From Derecognition of Financial Assets not Measured at Fair Value Through Profit or Loss (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Income (Loss) From Derecognition of Financial Assets not Measured at Fair Value Through Profit or Loss Abstract
(Loss) Income from Sale of Government Securities	$ (135,835,000)	$ 11,983,000
(Loss) Income from Sale of Private Securities	(905,000)	0
Total Net Income (Loss) From Derecognition of Financial Assets not Measured at Fair Value Through Profit or Loss	$ (136,740,000)	$ 11,983,000